Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Other Capital Reserve	Retained Earnings	Accumulated other comprehensive income (loss)
Equity at beginning of period at Sep. 30, 2024	€ 2,625,019		€ 2,168,495	€ 68,920	€ 417,578	€ (29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit	254,460				254,460
Other comprehensive income	(70,889)					(70,889)
Total comprehensive income	183,571				254,460	(70,889)
Equity-settled share-based compensation expense	189			189
Issuance of ordinary shares related to vesting of RSUs			189	(189)
Issuance of ordinary shares related to vesting of RSUs, shares		4,198
Shares repurchased in connection with Secondary offering	(176,382)		(176,382)
Shares repurchased in connection with Secondary offering, Shares		(3,927,344)
Equity at end of period at Jun. 30, 2025	2,632,397		1,992,302	68,920	672,038	(100,863)
Number of units or Shares outstanding at Jun. 30, 2025		183,906,056
Equity at beginning of period at Sep. 30, 2025	2,722,726		1,992,302	68,920	765,905	(104,401)
Number of units or Shares outstanding at Sep. 30, 2025		183,906,056
Net profit	241,997				241,997
Other comprehensive income	55,753					55,753
Total comprehensive income	297,750				241,997	55,753
Equity-settled share-based compensation expense	178			178
Issuance of ordinary shares related to vesting of RSUs			178	(178)
Issuance of ordinary shares related to vesting of RSUs, shares		4,043
Shares repurchased in and cancelled in connection with Accelerated Share Repurchase Agreement, shares		(6,022,282)
Shares repurchased in and cancelled in connection with Accelerated Share Repurchase Agreement	(218,662)		(218,662)
Equity at end of period at Jun. 30, 2026	€ 2,801,992		€ 1,773,818	€ 68,920	€ 1,007,902	€ (48,648)
Number of units or Shares outstanding at Jun. 30, 2026		177,887,817